Segments of Operations (Details) - Schedule of reportable operating segments based on net sales and operating loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segments of Operations (Details) - Schedule of reportable operating segments based on net sales and operating loss [Line Items]
Revenues	$ 8,578,000	$ 1,304,000
Segment operating loss	(117,710,000)	(61,558,000)	(43,923,000)
Financial income		108,000
Loss before taxes on income			(43,815,000)
Depreciation and amortization expenses			208,000
Goodwill impairment	50,878,000
Stock based compensation	17,061		24,781,000
Total Assets	253,933,000	363,170,000	236,149,000
Expenditures for segment’s assets			13,937,000
Radiology Services [Member]
Segments of Operations (Details) - Schedule of reportable operating segments based on net sales and operating loss [Line Items]
Revenues	8,235,000	1,034,000
Segment operating loss	(2,760,000)	(530,000)
Depreciation and amortization expenses	2,642,000	441,000
Change in obligation in earn-out liabilities	840,000
Stock based compensation	224,000	37,000
Total Assets	30,753,000	31,802,000
Expenditures for segment’s assets	15,000	2,859,000
AI Solutions [Member]
Segments of Operations (Details) - Schedule of reportable operating segments based on net sales and operating loss [Line Items]
Revenues	343,000	270,000
Segment operating loss	(47,884,000)	(4,153,000)
Depreciation and amortization expenses	8,259,000	1,393,000
Change in obligation in earn-out liabilities	(21,216,000)
Goodwill impairment	50,878,000
Stock based compensation	1,350,000	336,000
Total Assets	74,828,000	135,747,000
Expenditures for segment’s assets	26,000	19,000
Total [Member]
Segments of Operations (Details) - Schedule of reportable operating segments based on net sales and operating loss [Line Items]
Revenues	8,578,000	1,304,000
Segment operating loss	(117,710,000)	(61,558,000)
Financial expense			(288,000)
Financial income	789,000
Loss before taxes on income	(116,921,000)	(61,846,000)
Depreciation and amortization expenses	11,512,000	2,292,000
Change in obligation in earn-out liabilities	(20,376,000)
Goodwill impairment	50,878,000
Stock based compensation	18,623,000	18,806,000
Total Assets	253,933,000	363,170,000
Expenditures for segment’s assets	8,181,000	26,017,000
Nanox ARC [Member]
Segments of Operations (Details) - Schedule of reportable operating segments based on net sales and operating loss [Line Items]
Segment operating loss	(67,066,000)	(56,875,000)	(43,923,000)
Depreciation and amortization expenses	611,000	458,000	208,000
Stock based compensation	17,049,000	18,433,000	24,781,000
Total Assets	148,352,000	195,621,000	236,149,000
Expenditures for segment’s assets	$ 8,140,000	$ 23,139,000	$ 13,937,000